Shareholders of Global Blue Group Holding AG (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Shareholders Of Global Blue Group AG [Abstract]
Disclosure of Composition of Shareholding

For the financial year ended March 31, 2024
	Number of shares
	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2023	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	—	—	9,090,909
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	—	—	847,059	847,059
Closing balance as of March 31, 2024	210,317,792	17,684,377	22,023,529	250,025,698

For the financial year ended March 31, 2023
	Number of shares
	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2022	192,534,962	17,788,512	—	210,323,474
Issuance of share capital Global Blue Group Holding A.G.	8,587,786	—	21,176,470	29,764,256
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(104,135)	—	(104,135)
Closing balance as of March 31, 2023	201,226,883	17,684,377	21,176,470	240,087,730

For the financial year ended March 31, 2022
	Number of shares
	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2021	187,534,962	23,717,989	211,252,951
Issuance of treasury shares by Global Blue Group Holding A.G.	5,000,000	—	5,000,000
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(5,929,477)	(5,929,477)
Closing balance as of March 31, 2022	192,534,962	17,788,512	210,323,474

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.2%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.5%	20,969,283
Total excl. instruments held by the Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
Treasury shares	11,371,136	236	11,371,372		—
Total incl. instruments held by the Group	201,226,883	38,860,847	240,087,730		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. instruments held by the Group	180,626,224	17,788,276	198,414,500	100.0%	30,735,950
Treasury shares	11,908,738	236	11,908,974		—
Total incl. instruments held by the Group	192,534,962	17,788,512	210,323,474		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes Treasury Shares